UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.3	13.1
Japan Government	2.8	2.1
Ginnie Mae guaranteed REMIC pass-thru certificates	2.8	2.7
German Federal Republic	2.6	0.6
United Kingdom, Great Britain and Northern Ireland	1.6	0.8
	27.1

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	10.5	11.4
Consumer Discretionary	8.8	10.7
Energy	7.2	8.5
Telecommunication Services	6.2	7.0
Information Technology	4.8	5.0

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations*	23.3%
AAA,AA,A	13.5%
BBB	5.8%
BB	15.7%
B	20.7%
CCC,CC,C	8.0%
Not Rated	4.2%
Equities	5.0%
Short-Term Investments and Net Other Assets	3.8%

 * Includes NCUA Guaranteed Notes

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations*	20.1%
AAA,AA,A	9.1%
BBB	7.3%
BB	18.8%
B	22.8%
CCC,CC,C	9.0%
Not Rated	3.8%
Equities	5.2%
Short-Term Investments and Net Other Assets	3.9%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Preferred Securities	3.4%
Corporate Bonds	38.2%
U.S. Government and U.S. Government Agency Obligations***	23.3%
Foreign Government & Government Agency Obligations	19.7%
Bank Loan Obligations	6.2%
Stocks	5.0%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments – 36.4%

 ** Futures and Swaps – 1.6%

 *** Includes NCUA Guaranteed Notes

As of December 31, 2016*,**
Preferred Securities	3.4%
Corporate Bonds	44.2%
U.S. Government and U.S. Government Agency Obligations***	20.1%
Foreign Government & Government Agency Obligations	15.3%
Bank Loan Obligations	7.8%
Stocks	5.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

 * Foreign investments – 34.7%

 ** Futures and Swaps – 1.2%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments June 30, 2017

Showing Percentage of Net Assets

Corporate Bonds - 38.0%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$1,004	$502
Nonconvertible Bonds - 38.0%
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)		4,205	4,310
Exide Technologies:
11% 4/30/20 pay-in-kind		33	24
11% 4/30/22 pay-in-kind (b)(c)		982	820
Lear Corp. 4.75% 1/15/23		6,305	6,523
Metalsa SA de CV 4.9% 4/24/23 (b)		11,094	10,955
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		6,704	6,888
Tenneco, Inc. 5% 7/15/26		3,090	3,125
Tupy Overseas SA 6.625% 7/17/24 (b)		1,625	1,666
			34,311
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		600	617
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		1,740	1,801
LKQ Corp. 4.75% 5/15/23		1,090	1,112
			3,530
Diversified Consumer Services - 0.2%
Alpine Finance Merger Sub LLC 6.875% 8/1/25 (b)(d)		1,275	1,297
Laureate Education, Inc. 8.25% 5/1/25 (b)		10,660	11,433
			12,730
Hotels, Restaurants & Leisure - 0.9%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,760	1,632
Carlson Travel, Inc. 6.75% 12/15/23 (b)		1,505	1,531
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,608
Eagle II Acquisition Co. LLC 6% 4/1/25 (b)		980	1,039
FelCor Lodging LP 6% 6/1/25		4,185	4,467
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		5,815	5,997
4.875% 4/1/27 (b)		2,730	2,856
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		955	1,036
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		2,865	2,926
5% 6/1/24 (b)		3,275	3,414
5.25% 6/1/26 (b)		3,275	3,447
Landry's Acquisition Co. 6.75% 10/15/24 (b)		3,370	3,450
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,780	2,989
MCE Finance Ltd. 4.875% 6/6/25 (b)		1,455	1,456
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,530	2,758
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		775	790
Playa Resorts Holding BV 8% 8/15/20 (b)		3,587	3,748
Scientific Games Corp. 10% 12/1/22		8,300	9,099
Silversea Cruises 7.25% 2/1/25 (b)		1,625	1,733
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,700	2,849
7.25% 11/30/21 (b)		7,025	7,631
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		8,560	8,769
			75,225
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		3,165	3,276
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,595	2,679
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		8,500	8,829
7% 7/15/24 (b)		2,460	2,639
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,525
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		3,265	3,485
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,789
5.625% 1/15/24		1,240	1,336
TRI Pointe Homes, Inc. 5.875% 6/15/24		6,140	6,478
William Lyon Homes, Inc. 5.875% 1/31/25		2,430	2,503
			43,539
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (b)		4,130	4,120
5.375% 2/1/21 (b)		4,010	4,331
5.75% 3/1/24		4,405	4,807
5.875% 2/15/25		10,170	11,263
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		9,020	9,437
6% 4/1/23		4,435	4,668
			38,626
Leisure Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)		2,155	2,274
Media - 2.7%
Altice SA:
7.625% 2/15/25 (b)		11,379	12,474
7.75% 5/15/22 (b)		16,510	17,521
Altice U.S. Finance SA 5.5% 5/15/26 (b)		4,270	4,484
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,178
Block Communications, Inc. 6.875% 2/15/25 (b)		3,010	3,228
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	4,300	5,144
Cablevision SA 6.5% 6/15/21 (b)		835	885
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,016
5.625% 2/15/24		1,060	1,106
CBS Radio, Inc. 7.25% 11/1/24 (b)		2,715	2,796
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,986
5.125% 5/1/23 (b)		5,425	5,696
5.125% 5/1/27 (b)		16,095	16,457
5.375% 5/1/25 (b)		5,425	5,778
5.5% 5/1/26 (b)		6,585	6,988
5.75% 9/1/23		670	698
5.75% 1/15/24		4,245	4,473
5.75% 2/15/26 (b)		7,390	7,907
Cengage Learning, Inc. 9.5% 6/15/24 (b)		7,455	6,598
Clear Channel Communications, Inc.:
9% 3/1/21		1,555	1,166
10% 1/15/18		4,050	2,430
11.25% 3/1/21		12,070	9,098
14% 2/1/21 pay-in-kind (c)		5,098	1,096
Columbus International, Inc. 7.375% 3/30/21 (b)		1,680	1,783
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		4,055	4,096
4.875% 4/11/22 (b)		1,875	1,941
Grupo Televisa SA de CV 6.625% 3/18/25		1,140	1,347
iHeartCommunications, Inc. 10.625% 3/15/23		10,220	7,716
Liberty Media Corp.:
8.25% 2/1/30		1,985	2,134
8.5% 7/15/29		4,375	4,867
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		1,390	1,463
Livent, Inc. yankee 9.375% 10/15/04 (e)		300	0
Myriad International Holding BV 5.5% 7/21/25 (b)		3,185	3,406
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		8,135	7,159
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,335	2,423
Quebecor Media, Inc. 5.75% 1/15/23		7,660	8,081
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		2,450	2,520
5% 8/1/27 (b)		3,750	3,778
5.375% 4/15/25 (b)		4,685	4,843
5.375% 7/15/26 (b)		4,230	4,378
Tegna, Inc. 5.5% 9/15/24 (b)		3,210	3,306
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		7,915	7,875
7.625% 9/18/20 (Reg S.)		4,045	4,081
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		4,986	5,173
Videotron Ltd. 5.125% 4/15/27 (b)		3,830	3,935
VTR Finance BV 6.875% 1/15/24 (b)		6,425	6,811
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		1,043	1,059
WMG Acquisition Corp. 5.625% 4/15/22 (b)		859	893
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		435	447
6% 1/15/27 (b)		4,190	4,237
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,375	8,553
			235,508
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		1,320	1,386
L Brands, Inc. 6.875% 11/1/35		4,825	4,656
Penske Automotive Group, Inc. 5.5% 5/15/26		3,185	3,169
PetSmart, Inc.:
5.875% 6/1/25 (b)		3,920	3,778
8.875% 6/1/25 (b)		5,900	5,449
Sonic Automotive, Inc.:
5% 5/15/23		800	761
6.125% 3/15/27 (b)		1,940	1,930
			21,129
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		2,120	2,152
4.875% 5/15/26 (b)		2,120	2,152
			4,304
TOTAL CONSUMER DISCRETIONARY			471,176
CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,030	1,088
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	4,850	5,503
			6,591
Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		7,870	7,319
6.625% 6/15/24 (b)		5,475	5,434
Albertsons, Inc.:
7.45% 8/1/29		4,935	4,787
8% 5/1/31		4,590	4,544
8.7% 5/1/30		635	648
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		9,545	8,161
9.375% 9/15/18 pay-in-kind (b)(c)		5,950	2,559
ESAL GmbH 6.25% 2/5/23 (b)		13,590	11,857
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		6,115	6,297
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,265	1,259
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,910	4,091
			56,956
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,331
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,725	3,204
5.15% 3/15/34		3,720	3,441
5.375% 3/15/44		3,730	3,329
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,750	1,897
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	8,328	9,515
JBS Investments GmbH 7.25% 4/3/24 (b)		14,755	13,169
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,650	7,191
5.875% 7/15/24 (b)		2,350	2,203
8.25% 2/1/20 (b)		3,315	3,315
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,755	2,838
4.875% 11/1/26 (b)		2,785	2,886
MHP SA 8.25% 4/2/20 (b)		565	596
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		5,450	5,464
Post Holdings, Inc.:
5% 8/15/26 (b)		6,385	6,369
5.5% 3/1/25 (b)		3,345	3,450
5.75% 3/1/27 (b)		2,560	2,630
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,714
			78,542
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,800	2,930
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (b)		375	374
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		4,470	4,795
			8,099
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		14,733	13,554
TOTAL CONSUMER STAPLES			163,742
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (b)		2,990	3,177
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,852
Ensco PLC:
4.5% 10/1/24		4,570	3,519
5.2% 3/15/25		2,830	2,299
5.75% 10/1/44		4,085	2,676
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	3,104
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,704
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	1,794
Noble Holding International Ltd.:
4.625% 3/1/21		420	343
6.2% 8/1/40		1,600	960
7.7% 4/1/25 (c)		3,580	2,748
8.7% 4/1/45 (c)		795	568
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		5,560	6,019
Summit Midstream Holdings LLC 5.75% 4/15/25		2,770	2,784
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		1,600	1,520
Unit Corp. 6.625% 5/15/21		875	838
			40,905
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,269
4.875% 3/15/24		2,630	2,756
Afren PLC:
6.625% 12/9/20 (b)(e)		2,932	1
10.25% 4/8/19 (Reg. S) (e)		6,109	1
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		6,670	7,671
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		1,635	1,672
Antero Resources Corp.:
5.125% 12/1/22		305	306
5.625% 6/1/23 (Reg. S)		4,216	4,269
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	2,141
Callon Petroleum Co. 6.125% 10/1/24		1,510	1,536
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,860	2,753
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		3,835	3,931
7% 6/30/24		4,875	5,423
Chesapeake Energy Corp.:
8% 12/15/22 (b)		9,616	10,169
8% 6/15/27 (b)		6,670	6,553
Citgo Holding, Inc. 10.75% 2/15/20 (b)		18,372	19,957
Concho Resources, Inc. 4.375% 1/15/25		4,050	4,131
Consolidated Energy Finance SA:
4.9817% 6/15/22 (b)(c)		935	935
6.875% 6/15/25 (b)		1,865	1,921
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (b)		2,910	2,903
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,763
Denbury Resources, Inc.:
4.625% 7/15/23		4,155	2,202
5.5% 5/1/22		6,783	3,798
6.375% 8/15/21		5,775	3,465
Diamondback Energy, Inc.:
4.75% 11/1/24 (b)		3,415	3,398
5.375% 5/31/25 (b)		1,585	1,609
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (e)		5,125	1,076
EDC Finance Ltd. 4.875% 4/17/20 (b)		2,310	2,356
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		4,190	4,337
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,619
EnLink Midstream Partners LP:
4.15% 6/1/25		3,190	3,150
4.4% 4/1/24		3,185	3,234
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		2,265	2,259
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	1,978
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,394
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,155	4,343
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	1,035
7% 6/15/23		4,305	4,283
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,000	3,680
5.75% 10/1/25 (b)		4,310	4,062
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		2,650	2,756
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,970	2,894
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		2,760	2,070
KazMunaiGaz Finance Sub BV 4.75% 4/19/27 (b)		2,665	2,612
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,200	2,244
7.875% 8/1/21 (b)		3,030	3,091
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		4,500	4,545
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		1,915	1,992
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,734
5.625% 7/1/24		740	771
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		3,905	3,573
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		6,435	6,448
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		3,233	3,641
10% 11/2/21 pay-in-kind (b)(c)		1,255	1,413
Pan American Energy LLC 7.875% 5/7/21 (b)		7,455	8,141
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		2,390	2,384
6.25% 6/1/24 (b)		2,625	2,756
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,328	10,173
7.25% 6/15/25 (b)		3,725	3,590
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,284
PDC Energy, Inc. 6.125% 9/15/24 (b)		1,310	1,330
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		3,040	3,017
6.375% 3/31/25 (b)		3,325	3,275
Pemex Project Funding Master Trust:
6.625% 6/15/35		12,515	12,937
8.625% 12/1/23 (c)		500	595
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)(e)		9,160	0
Petrobras Energia SA 7.375% 7/21/23 (b)		1,250	1,323
Petrobras Global Finance BV:
6.125% 1/17/22		10,185	10,506
6.25% 3/17/24		2,950	3,006
8.375% 5/23/21		21,695	24,285
8.75% 5/23/26		8,255	9,493
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		3,615	3,751
6.875% 1/20/40		5,235	4,960
Petroleos de Venezuela SA:
5.375% 4/12/27		2,160	778
5.5% 4/12/37		3,350	1,198
6% 5/16/24 (b)		4,305	1,604
6% 11/15/26 (b)		4,635	1,715
8.5% 10/27/20 (b)		2,455	1,770
9.75% 5/17/35 (b)		13,935	6,483
12.75% 2/17/22 (b)		520	291
Petroleos Mexicanos:
4.625% 9/21/23		3,370	3,410
4.875% 1/24/22		3,645	3,755
4.875% 1/18/24		2,435	2,466
5.5% 1/21/21		2,295	2,407
6.375% 2/4/21		2,035	2,202
6.375% 1/23/45		5,120	4,992
6.5% 6/2/41		14,650	14,547
6.625% (b)(f)		6,873	6,882
6.75% 9/21/47		8,669	8,755
6.875% 8/4/26		1,115	1,235
PT Pertamina Persero 6.5% 5/27/41 (b)		3,180	3,628
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,627
Range Resources Corp. 5% 3/15/23 (b)		9,130	8,925
RSP Permian, Inc.:
5.25% 1/15/25 (b)		1,345	1,347
6.625% 10/1/22		1,785	1,852
Sabine Pass Liquefaction LLC:
5% 3/15/27		6,285	6,690
5.875% 6/30/26		6,335	7,080
SemGroup Corp. 6.375% 3/15/25 (b)		1,940	1,877
SM Energy Co.:
5.625% 6/1/25		2,100	1,895
6.75% 9/15/26		1,680	1,604
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,570	2,615
Southwestern Energy Co. 4.1% 3/15/22		6,395	5,959
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		6,110	6,385
6.375% 4/1/23		3,040	3,194
Teekay Corp. 8.5% 1/15/20		7,885	7,185
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,615	4,678
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,285
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		1,075	1,118
6.375% 5/1/24		1,695	1,835
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		10,149	11,113
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		2,860	2,839
7.125% 4/15/25 (b)		1,910	1,884
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,965	5,350
WPX Energy, Inc.:
5.25% 9/15/24		3,215	3,054
6% 1/15/22		9,170	9,078
YPF SA:
8.5% 3/23/21 (b)		12,235	13,609
8.75% 4/4/24 (b)		11,500	13,109
Zhaikmunai International BV 7.125% 11/13/19 (b)		8,680	8,775
			514,009
TOTAL ENERGY			554,914
FINANCIALS - 6.6%
Banks - 1.5%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,570	1,630
Banco de Bogota SA 6.25% 5/12/26 (b)		1,850	1,970
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,670	3,834
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,615	13,345
Banco Macro SA 6.75% 11/4/26 (b)(c)		2,075	2,158
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		1,150	1,190
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,350	1,362
6.369% 6/16/18 (b)		1,750	1,807
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,225	2,133
Barclays PLC 3.125% 1/17/24 (Reg. S)	GBP	8,557	11,517
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,475	2,707
Biz Finance PLC 9.75% 1/22/25 (b)		650	665
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		2,925	2,898
CIT Group, Inc. 5% 8/15/22		8,305	8,949
Citigroup, Inc. 1.5% 10/26/28	EUR	10,000	11,066
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		2,395	2,486
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	140,700	2,172
GTB Finance BV 6% 11/8/18 (b)		2,945	3,000
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,227
5.5% 8/6/22 (b)		3,000	3,101
JSC BGEO Group 6% 7/26/23 (b)		4,235	4,299
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		610	670
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		4,220	4,334
SB Capital SA 5.5% 2/26/24 (b)(c)		3,040	3,091
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		3,215	3,432
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		1,265	1,252
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		3,400	3,305
4.75% 6/4/19 (b)		3,250	3,259
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		1,085	1,113
5.5% 4/21/22 (b)		3,200	3,209
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		4,675	4,747
Zenith Bank PLC:
6.25% 4/22/19 (b)		10,895	10,921
7.375% 5/30/22 (b)		6,285	6,161
			132,010
Capital Markets - 0.6%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		4,220	4,231
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		6,335	6,842
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	9,656	11,837
Morgan Stanley 1.75% 3/11/24	EUR	18,590	21,923
MSCI, Inc.:
5.25% 11/15/24 (b)		2,735	2,899
5.75% 8/15/25 (b)		2,685	2,908
			50,640
Consumer Finance - 2.3%
Ally Financial, Inc.:
4.125% 2/13/22		8,795	9,015
4.625% 3/30/25		6,760	6,923
5.125% 9/30/24		20,806	21,949
8% 11/1/31		76,818	94,102
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		3,240	3,353
General Motors Acceptance Corp. 8% 11/1/31		9,006	11,010
Navient Corp.:
5.875% 10/25/24		11,105	11,303
6.5% 6/15/22		2,950	3,127
7.25% 9/25/23		1,795	1,934
SLM Corp.:
5.5% 1/25/23		15,840	16,097
6.125% 3/25/24		5,445	5,608
7.25% 1/25/22		12,155	13,279
			197,700
Diversified Financial Services - 1.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000	1,851
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,705	3,138
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(c)		1,725	1,775
European Financial Stability Facility 1.25% 5/24/33 (Reg. S)	EUR	30,625	34,306
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		2,520	2,741
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		18,530	18,970
6% 8/1/20		8,545	8,796
6.25% 2/1/22		1,880	1,960
6.75% 2/1/24		3,410	3,555
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		3,305	3,520
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		2,505	2,580
Pontis IV Ltd. 5.125% 3/31/27 (b)		2,485	2,466
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		3,100	3,171
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		3,545	3,545
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		4,815	5,164
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		11,225	12,895
Springleaf Financial Corp.:
6.125% 5/15/22		2,805	2,959
7.75% 10/1/21		640	716
8.25% 12/15/20		3,195	3,586
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,325	1,397
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)(d)		3,185	3,217
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,765	6,169
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	3,000	3,389
2.75% 10/2/24 (Reg. S)	EUR	6,400	7,977
			139,843
Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		10,645	11,310
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		9,770	10,185
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		3,815	3,882
			25,377
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		23,175	25,183
TOTAL FINANCIALS			570,753
HEALTH CARE - 2.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		2,255	2,168
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,935	2,078
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		2,125	2,237
Hologic, Inc. 5.25% 7/15/22 (b)		4,650	4,883
			9,198
Health Care Providers & Services - 2.1%
Community Health Systems, Inc.:
6.25% 3/31/23		8,445	8,718
6.875% 2/1/22		21,930	19,161
7.125% 7/15/20		4,425	4,309
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		2,470	2,680
Envision Healthcare Corp. 6.25% 12/1/24 (b)		4,120	4,398
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,467
5.25% 4/15/25		13,180	14,169
5.25% 6/15/26		5,275	5,689
5.375% 2/1/25		8,650	9,124
5.875% 5/1/23		7,155	7,790
5.875% 2/15/26		10,705	11,561
7.5% 2/15/22		12,110	13,942
HealthSouth Corp. 5.75% 11/1/24		9,180	9,421
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		4,215	4,442
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,280	2,431
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		3,340	3,419
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,531
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		4,265	4,622
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)		828	829
6.75% 6/15/23		4,740	4,740
6.875% 11/15/31		11,540	10,617
7.5% 1/1/22 (b)		2,360	2,560
8.125% 4/1/22		5,360	5,688
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (b)		5,870	5,694
THC Escrow Corp. III:
4.625% 7/15/24 (b)		1,037	1,040
5.125% 5/1/25 (b)		1,865	1,872
7% 8/1/25 (b)		3,725	3,711
Vizient, Inc. 10.375% 3/1/24 (b)		4,615	5,307
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,990	3,132
			180,064
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		16,345	14,016
6.5% 3/15/22 (b)		3,875	4,064
6.75% 8/15/21 (b)		1,935	1,838
7% 3/15/24 (b)		5,815	6,113
			26,031
TOTAL HEALTH CARE			217,461
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,965	4,257
KLX, Inc. 5.875% 12/1/22 (b)		11,260	11,823
TransDigm, Inc. 6.375% 6/15/26		4,050	4,111
			20,191
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		6,055	6,219
XPO Logistics, Inc. 6.125% 9/1/23 (b)		3,300	3,436
			9,655
Airlines - 0.2%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (b)		1,261	1,326
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,318
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		332	349
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,013	2,285
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		2,049	2,093
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		408	415
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		3,415	3,938
Series 2012-2 Class B, 6.75% 6/3/21		1,495	1,615
Series 2013-1 Class B, 5.375% 11/15/21		1,939	2,041
			15,380
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,380	1,421
6.125% 4/1/25 (b)		1,380	1,425
			2,846
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		3,640	3,749
APX Group, Inc.:
7.875% 12/1/22		9,685	10,508
8.75% 12/1/20		7,385	7,625
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,058
5.875% 7/1/25		1,045	1,014
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		2,610	2,780
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		3,180	3,240
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		3,420	3,548
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		1,215	1,267
TMS International Corp. 7.625% 10/15/21 (b)		970	982
			37,771
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		3,925	3,940
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		7,435	7,732
Cementos Progreso Trust 7.125% 11/6/23 (b)		2,245	2,380
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		9,735	3,748
5.25% 6/27/29 (b)		3,565	1,310
7.125% 6/26/42 (b)		4,445	1,789
			20,899
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		4,355	4,554
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,490	1,602
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		6,385	6,784
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,065	903
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		4,035	3,894
			4,797
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		3,050	3,275
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,350	1,482
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,870	1,992
			3,474
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		2,405	2,567
5.5% 2/15/22		4,250	4,633
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		4,250	4,569
United Rentals North America, Inc. 5.5% 5/15/27		2,625	2,704
			14,473
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		4,485	4,643
Global Ports Finance PLC 6.872% 1/25/22 (b)		3,375	3,556
			8,199
TOTAL INDUSTRIALS			153,900
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		9,075	9,483
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,426
CommScope Technologies Finance LLC 5% 3/15/27 (b)		4,155	4,145
			17,054
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		9,120	10,625
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		8,050	8,875
Camelot Finance SA 7.875% 10/15/24 (b)		1,870	2,015
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		1,040	1,071
5.375% 3/15/27 (b)		890	927
GTT Communications, Inc. 7.875% 12/31/24 (b)		1,925	2,060
j2 Global, Inc. 8% 8/1/20		3,460	3,545
			18,493
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		2,085	2,163
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,360	2,493
Everi Payments, Inc. 10% 1/15/22		4,210	4,610
Gartner, Inc. 5.125% 4/1/25 (b)		1,935	2,033
			11,299
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. 6% 4/1/22 (b)		1,275	1,334
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,740	1,807
5.25% 1/15/24 (b)		3,675	3,804
5.875% 2/15/22		2,615	2,736
7.5% 9/15/23		3,925	4,388
Microsemi Corp. 9.125% 4/15/23 (b)		867	993
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		4,750	5,106
4.625% 6/1/23 (b)		3,805	4,105
5.75% 3/15/23 (b)		15,105	15,898
Qorvo, Inc.:
6.75% 12/1/23		3,135	3,441
7% 12/1/25		9,580	10,873
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		4,190	4,567
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,170	2,281
			61,333
Software - 0.5%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		7,070	7,353
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		5,685	6,389
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		1,490	1,550
Open Text Corp. 5.875% 6/1/26 (b)		3,195	3,437
Parametric Technology Corp. 6% 5/15/24		1,295	1,402
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		3,370	3,590
Symantec Corp. 5% 4/15/25 (b)		3,335	3,490
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		4,635	4,983
10.5% 2/1/24 (b)		9,345	10,209
			42,403
TOTAL INFORMATION TECHNOLOGY			161,207
MATERIALS - 3.7%
Chemicals - 1.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		2,950	3,039
5.75% 4/15/21 (b)		2,020	2,108
6.45% 2/3/24		2,220	2,364
Hexion, Inc. 10.375% 2/1/22 (b)		1,495	1,480
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,715	3,136
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	43,886
4.69% 4/24/22		14,170	13,674
10% 10/15/20 (e)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		44,218	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		4,660	4,643
5.25% 6/1/27 (b)		3,995	3,975
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,020	2,063
OCP SA 5.625% 4/25/24 (b)		1,270	1,374
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,175	4,311
10.375% 5/1/21 (b)		1,275	1,410
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		3,010	2,972
The Chemours Co. LLC 5.375% 5/15/27		1,545	1,595
TPC Group, Inc. 8.75% 12/15/20 (b)		7,335	6,602
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		1,550	1,639
			100,271
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		2,000	2,125
9.375% 10/12/22 (b)		2,220	2,359
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,870	2,139
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,685	1,727
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		1,570	1,609
U.S. Concrete, Inc. 6.375% 6/1/24		2,070	2,184
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		2,055	2,134
			14,277
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		4,250	4,355
6% 2/15/25 (b)		6,620	6,951
7.25% 5/15/24 (b)		7,590	8,302
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		2,060	2,117
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	13,074
7.5% 12/15/96		3,685	3,703
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		1,795	1,867
Sealed Air Corp. 5.25% 4/1/23 (b)		2,540	2,724
			43,093
Metals & Mining - 1.9%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		2,825	3,065
7% 9/30/26 (b)		2,340	2,568
Aleris International, Inc. 6% 6/1/20 (b)		33	33
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,310	1,382
Compania Minera Ares SAC 7.75% 1/23/21 (b)		5,250	5,585
EVRAZ Group SA:
5.375% 3/20/23 (b)		4,990	5,005
6.5% 4/22/20 (b)		1,099	1,162
8.25% 1/28/21 (Reg. S)		6,090	6,781
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		139	142
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		5,165	5,436
10.375% 4/7/19 (b)		1,110	1,168
10.375% 4/7/19 (Reg. S)		580	611
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		5,040	5,166
7.25% 5/15/22 (b)		2,945	3,011
7.25% 4/1/23 (b)		5,590	5,464
7.5% 4/1/25 (b)		4,845	4,736
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		2,455	2,464
5.125% 5/15/24 (b)		3,025	3,025
Freeport-McMoRan, Inc.:
3.55% 3/1/22		2,130	1,996
3.875% 3/15/23		6,390	5,943
5.4% 11/14/34		2,000	1,795
5.45% 3/15/43		13,105	11,300
6.75% 2/1/22		6,175	6,391
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		6,867	6,901
4.875% 10/7/20 (Reg. S)		400	402
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,850	1,865
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,775	3,118
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,400	2,715
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,465	1,540
7.875% 11/1/22 (b)		215	234
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		1,200	1,200
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		17,059	15,439
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(e)		15	0
Murray Energy Corp. 11.25% 4/15/21 (b)		5,075	3,832
Polyus Finance PLC 5.25% 2/7/23 (b)		1,835	1,882
Southern Copper Corp. 7.5% 7/27/35		2,390	2,950
Stillwater Mining Co.:
6.125% 6/27/22 (b)		6,360	6,265
7.125% 6/27/25 (b)		1,630	1,603
United States Steel Corp. 8.375% 7/1/21 (b)		9,120	10,032
Vale Overseas Ltd.:
4.375% 1/11/22		2,440	2,483
5.875% 6/10/21		1,255	1,347
6.875% 11/21/36		1,370	1,469
Vedanta Resources PLC:
6% 1/31/19 (b)		5,435	5,612
6.375% 7/30/22 (b)		2,395	2,403
8.25% 6/7/21 (b)		1,745	1,903
VM Holding SA 5.375% 5/4/27 (b)		4,360	4,401
			163,825
Paper & Forest Products - 0.0%
NewPage Corp.:
0% 5/1/12 (c)(e)		1,770	0
11.375% 12/31/2114 (e)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		5,480	0
			0
TOTAL MATERIALS			321,466
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		3,000	3,199
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,495	1,554
6.375% 2/15/22		4,335	4,476
			9,229
Real Estate Management & Development - 0.2%
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	2,700	3,083
Howard Hughes Corp. 5.375% 3/15/25 (b)		4,160	4,254
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	18
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,120	2,390
Mattamy Group Corp. 6.875% 12/15/23 (b)		3,035	3,099
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		7,370	7,554
			20,398
TOTAL REAL ESTATE			29,627
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 2.7%
Altice Financing SA:
6.625% 2/15/23 (b)		8,265	8,769
7.5% 5/15/26 (b)		8,130	9,024
Altice Finco SA 8.125% 1/15/24 (b)		8,730	9,494
AT&T, Inc.:
1.8% 9/4/26	EUR	11,950	13,520
2.35% 9/4/29	EUR	3,900	4,404
3.15% 9/4/36	EUR	3,550	3,998
Citizens Communications Co.:
7.875% 1/15/27		4,895	3,647
9% 8/15/31		3,655	2,933
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		3,210	3,298
Frontier Communications Corp. 11% 9/15/25		8,520	7,902
GCI, Inc. 6.875% 4/15/25		4,240	4,585
GTH Finance BV:
6.25% 4/26/20 (b)		2,490	2,634
7.25% 4/26/23 (b)		11,095	12,238
Lynx II Corp. 6.375% 4/15/23 (b)		1,820	1,911
Sable International Finance Ltd. 6.875% 8/1/22 (b)		19,275	20,817
SFR Group SA:
6% 5/15/22 (b)		36,670	38,366
6.25% 5/15/24 (b)		34,853	36,813
7.375% 5/1/26 (b)		16,760	18,185
Sprint Capital Corp.:
6.875% 11/15/28		4,765	5,297
8.75% 3/15/32		3,641	4,588
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		3,660	3,822
U.S. West Communications:
6.875% 9/15/33		2,155	2,121
7.25% 9/15/25		535	594
7.25% 10/15/35		1,455	1,453
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,635	4,849
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,120
			230,382
Wireless Telecommunication Services - 2.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,111
Comcel Trust 6.875% 2/6/24 (b)		2,070	2,202
Digicel Group Ltd.:
6% 4/15/21 (b)		870	834
6.75% 3/1/23 (b)		1,430	1,345
7.125% 4/1/22 (b)		13,405	11,680
8.25% 9/30/20 (b)		10,040	9,386
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	11,904
7.25% 10/15/20		22,465	21,229
7.5% 4/1/21		7,635	7,043
9.75% 7/15/25 (b)(d)		4,705	4,699
Millicom International Cellular SA:
4.75% 5/22/20 (b)		2,150	2,200
6% 3/15/25 (b)		7,780	8,164
6.625% 10/15/21 (b)		8,965	9,324
Neptune Finco Corp.:
6.625% 10/15/25 (b)		8,175	8,993
10.125% 1/15/23 (b)		8,455	9,808
10.875% 10/15/25 (b)		20,060	24,147
Sprint Communications, Inc. 6% 11/15/22		11,390	12,073
Sprint Corp.:
7.125% 6/15/24		21,530	23,952
7.625% 2/15/25		11,980	13,792
7.875% 9/15/23		10,870	12,501
T-Mobile U.S.A., Inc.:
6% 4/15/24		6,400	6,848
6.375% 3/1/25		17,345	18,754
6.5% 1/15/24		15,115	16,249
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		3,245	3,643
			244,881
TOTAL TELECOMMUNICATION SERVICES			475,263
UTILITIES - 2.1%
Electric Utilities - 0.2%
CTE Co. 2.125% 7/29/32 (Reg. S)	EUR	3,200	3,666
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	6,300	6,505
InterGen NV 7% 6/30/23 (b)		1,730	1,665
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,701
Pampa Holding SA 7.5% 1/24/27 (b)		2,335	2,437
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		750	731
			16,705
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,377
8% 3/1/32		3,400	4,599
			12,976
Independent Power and Renewable Electricity Producers - 1.8%
Dynegy, Inc.:
7.375% 11/1/22		13,365	13,198
7.625% 11/1/24		15,245	14,788
8% 1/15/25 (b)		5,195	5,039
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		10,985	3,845
11.25% 11/1/17 pay-in-kind (c)(e)		8,822	3,088
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		29,362	38,023
12.25% 3/1/22 (b)(c)(e)		35,768	49,002
Listrindo Capital BV 4.95% 9/14/26 (b)		2,110	2,136
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		1,860	1,958
PPL Energy Supply LLC 6.5% 6/1/25		3,425	2,415
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		11,640	12,106
6.625% 6/15/25 (b)(c)		2,950	3,134
TXU Corp.:
5.55% 11/15/14 (e)		1,864	196
6.5% 11/15/24 (e)		15,240	1,600
6.55% 11/15/34 (e)		29,755	3,124
			153,652
TOTAL UTILITIES			183,333

TOTAL NONCONVERTIBLE BONDS			3,302,842

TOTAL CORPORATE BONDS
(Cost $3,167,813)			3,303,344

U.S. Government and Government Agency Obligations - 17.9%
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
1.75% 10/15/18		$15,059	$15,136
5.25% 9/15/39		1,138	1,495
5.375% 4/1/56		1,803	2,453

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			19,084

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		9,013	9,015
U.S. Treasury Obligations - 17.2%
U.S. Treasury Bonds:
2.5% 2/15/46		14,410	13,436
2.875% 8/15/45		27,219	27,414
3% 11/15/44		5,258	5,434
3% 2/15/47		47,510	49,095
3% 5/15/47		5,500	5,686
3.625% 2/15/44		72,443	83,581
4.25% 5/15/39		30,000	37,625
4.75% 2/15/37		29,000	38,678
5.25% 2/15/29 (g)		14,703	18,992
6.125% 8/15/29 (g)(h)		27,099	37,770
7.5% 11/15/24		5,690	7,780
7.875% 2/15/21		6,800	8,269
8.125% 5/15/21		9,286	11,498
U.S. Treasury Notes:
0.875% 6/15/19		68,717	68,049
0.875% 9/15/19		36,684	36,253
1.125% 1/15/19		648	646
1.125% 7/31/21		17,426	16,984
1.125% 9/30/21		58,579	56,973
1.25% 4/30/19		22,000	21,947
1.25% 5/31/19		39,000	38,907
1.375% 2/29/20		10,262	10,226
1.375% 8/31/23		7,000	6,724
1.5% 1/31/19		919	921
1.5% 4/15/20		36,367	36,340
1.5% 5/15/20		60,925	60,854
1.5% 8/15/26		2,021	1,891
1.625% 4/30/19		7,973	8,008
1.625% 6/30/19		39,152	39,332
1.625% 6/30/20		1,783	1,786
1.75% 12/31/20		1,389	1,393
1.75% 5/31/22		20,000	19,880
1.75% 6/30/22		47,639	47,326
1.875% 1/31/22		24,896	24,925
1.875% 3/31/22		112,286	112,347
2% 9/30/20		114,047	115,428
2% 12/31/21		69,146	69,643
2% 7/31/22		3,557	3,572
2% 6/30/24		139,748	138,482
2% 8/15/25		15,409	15,144
2% 11/15/26		60,766	59,259
2.125% 6/30/21		11,000	11,158
2.125% 3/31/24		20,065	20,074
2.125% 5/15/25		17,332	17,221
2.25% 7/31/21		55,359	56,410
2.25% 2/15/27		23,000	22,898
2.375% 5/15/27		10,500	10,568

TOTAL U.S. TREASURY OBLIGATIONS			1,496,827

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.446% 12/7/20 (NCUA Guaranteed) (c)		1,160	1,161
Series 2011-R1 Class 1A, 1.4417% 1/8/20 (NCUA Guaranteed) (c)		2,825	2,829
Series 2011-R4 Class 1A, 1.3683% 3/6/20 (NCUA Guaranteed) (c)		207	207
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,629

TOTAL OTHER GOVERNMENT RELATED			30,826

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,545,039)			1,555,752

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.8%
2.571% 6/1/42 (c)		234	242
2.615% 10/1/35(c)		19	20
2.695% 2/1/42 (c)		1,213	1,272
2.773% 1/1/42 (c)		890	934
2.815% 9/1/36 (c)		34	35
2.84% 2/1/36 (c)		10	11
2.842% 11/1/35 (c)		225	233
2.895% 9/1/33 (c)		289	299
2.915% 11/1/33 (c)		15	15
2.932% 1/1/35 (c)		124	129
2.944% 11/1/40 (c)		86	90
3.019% 10/1/41 (c)		65	68
3.023% 9/1/41 (c)		133	141
3.135% 3/1/33 (c)		64	67
3.17% 11/1/36 (c)		21	22
3.25% 7/1/41 (c)		188	196
3.309% 6/1/47 (c)		62	66
3.315% 3/1/37 (c)		25	26
3.33% 7/1/35 (c)		103	109
3.336% 2/1/37 (c)		329	347
3.338% 6/1/36 (c)		29	30
3.384% 10/1/41 (c)		128	136
3.435% 8/1/35 (c)		277	295
3.463% 5/1/36 (c)		23	24
3.567% 7/1/41 (c)		241	251
3.633% 4/1/36 (c)		180	190
4% 5/1/29		9,285	9,759
4% 7/1/47 (d)		7,500	7,881
4% 7/1/47		12,600	13,241
4% 7/1/47		13,500	14,186
4% 7/1/47		3,600	3,783
4.5% 11/1/25		1,477	1,560
5% 5/1/22 to 7/1/35		3,048	3,336
5.5% 10/1/20 to 4/1/21		643	665
6% 1/1/34 to 6/1/36		2,043	2,321
6.5% 2/1/22 to 8/1/36		3,237	3,726
7.5% 1/1/28		27	31

TOTAL FANNIE MAE			65,737

Freddie Mac - 0.1%
2.793% 1/1/36 (c)		56	58
2.82% 3/1/35 (c)		47	48
2.85% 7/1/35 (c)		141	147
2.889% 6/1/33 (c)		175	183
2.915% 2/1/37 (c)		43	44
2.95% 3/1/37 (c)		16	17
2.967% 5/1/37 (c)		27	28
2.97% 8/1/37 (c)		77	80
3.028% 10/1/41 (c)		760	790
3.04% 2/1/36 (c)		4	4
3.05% 6/1/37 (c)		28	29
3.063% 1/1/37 (c)		216	226
3.093% 9/1/41 (c)		1,350	1,428
3.159% 7/1/35 (c)		114	120
3.192% 10/1/42 (c)		736	775
3.222% 9/1/41 (c)		138	143
3.225% 4/1/41 (c)		125	131
3.253% 10/1/36 (c)		256	269
3.282% 6/1/41 (c)		166	174
3.306% 6/1/37 (c)		150	159
3.32% 4/1/37 (c)		36	38
3.324% 10/1/35 (c)		118	124
3.369% 7/1/36 (c)		65	69
3.38% 5/1/37 (c)		529	549
3.385% 5/1/37 (c)		176	186
3.418% 6/1/37 (c)		39	41
3.421% 5/1/41 (c)		131	140
3.62% 5/1/41 (c)		187	196
3.648% 6/1/41 (c)		193	202
4.079% 10/1/35 (c)		32	33
6% 1/1/24		717	772
6.5% 7/1/17		0	0
6.5% 5/1/18 to 3/1/22		206	220

TOTAL FREDDIE MAC			7,423

Ginnie Mae - 0.2%
4.3% 8/20/61 (i)		1,700	1,736
4.649% 2/20/62 (i)		1,683	1,738
4.682% 2/20/62 (i)		2,150	2,214
4.684% 1/20/62 (i)		10,236	10,534
5.47% 8/20/59 (i)		51	52
6% 6/15/36		2,576	2,994
7% 9/15/25 to 8/15/31		18	20
7.5% 2/15/22 to 8/15/28		36	42
8% 12/15/26		0	0

TOTAL GINNIE MAE			19,330

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $91,968)			92,490

Asset-Backed Securities - 0.3%
Access Group, Inc. Series 2005-2 Class A3, 1.2301% 11/22/24 (c)		$1,828	$1,828
Goal Capital Funding Trust Series 2005-2 Class A3, 1.3587% 5/28/30 (c)		2,438	2,437
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 2.2062% 4/25/22 (c)		918	922
Navient Student Loan Trust Series 2017-3A:
Class A1, 1.3606% 7/26/66 (b)(c)		5,757	5,757
Class A2, 1.6606% 7/26/66 (b)(c)		6,106	6,131
SLM Student Loan Trust:
Series 2004-3 Class A5, 1.3262% 7/25/23 (c)		4,705	4,704
Series 2007-5 Class A5, 1.2362% 1/25/24 (c)		5,256	5,252
TOTAL ASSET-BACKED SECURITIES
(Cost $26,998)			27,031

Collateralized Mortgage Obligations - 3.4%
U.S. Government Agency - 3.4%
Fannie Mae:
floater Series 2010-15 Class FJ, 2.1461% 6/25/36 (c)		2,878	2,923
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		301	329
Series 2005-19 Class PA, 5.5% 7/25/34		727	759
Series 2005-27 Class NE, 5.5% 5/25/34		305	307
Series 2005-64 Class PX, 5.5% 6/25/35		831	898
Series 2005-68 Class CZ, 5.5% 8/25/35		2,765	3,093
Series 2010-118 Class PB, 4.5% 10/25/40		2,950	3,125
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		1	1
Series 2003-117 Class MD, 5% 12/25/23		575	610
Series 2004-91 Class Z, 5% 12/25/34		2,575	2,823
Series 2005-117 Class JN, 4.5% 1/25/36		519	551
Series 2005-14 Class ZB, 5% 3/25/35		967	1,059
Series 2006-72 Class CY, 6% 8/25/26		775	839
Series 2009-59 Class HB, 5% 8/25/39		1,458	1,602
Series 2010-97 Class CX, 4.5% 9/25/25		3,800	4,074
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		113	5
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		166	8
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		1,591	180
Series 2010-39 Class FG, 2.1361% 3/25/36 (c)		1,790	1,830
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		421	26
Series 2011-67 Class AI, 4% 7/25/26 (j)		460	44
Series 2012-27 Class EZ, 4.25% 3/25/42		3,278	3,557
Series 2016-26 Class CG, 3% 5/25/46		6,238	6,374
Freddie Mac:
floater:
Series 2630 Class FL, 1.4891% 6/15/18 (c)		2	2
Series 2711 Class FC, 1.8891% 2/15/33 (c)		925	942
floater planned amortization class Series 2770 Class FH, 1.3891% 3/15/34 (c)		1,147	1,152
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		37	39
Series 2996 Class MK, 5.5% 6/15/35		90	98
Series 3415 Class PC, 5% 12/15/37		414	450
Series 3763 Class QA, 4% 4/15/34		294	296
Series 3840 Class VA, 4.5% 9/15/27		1,639	1,694
Series 3857 Class ZP, 5% 5/15/41		1,118	1,316
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		4,673	5,217
Series 2303 Class ZV, 6% 4/15/31		88	98
Series 2877 Class ZD, 5% 10/15/34		3,108	3,397
Series 3745 Class KV, 4.5% 12/15/26		2,895	3,112
Series 3806 Class L, 3.5% 2/15/26		3,100	3,270
Series 3843 Class PZ, 5% 4/15/41		1,143	1,328
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,630	2,760
Series 4341 Class ML, 3.5% 11/15/31		3,461	3,610
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.7122% 7/20/37 (c)		621	624
Series 2008-2 Class FD, 1.6922% 1/20/38 (c)		150	151
Series 2008-73 Class FA, 2.0722% 8/20/38 (c)		980	995
Series 2008-83 Class FB, 2.1122% 9/20/38 (c)		882	901
Series 2009-108 Class CF, 1.7717% 11/16/39 (c)		680	685
Series 2009-116 Class KF, 1.7017% 12/16/39 (c)		512	515
Series 2010-H17 Class FA, 1.3738% 7/20/60 (c)(i)		4,025	3,996
Series 2010-H18 Class AF, 1.2828% 9/20/60 (c)(i)		4,965	4,926
Series 2010-H19 Class FG, 1.2828% 8/20/60 (c)(i)		5,461	5,427
Series 2010-H27 Series FA, 1.3628% 12/20/60 (c)(i)		1,889	1,878
Series 2011-H05 Class FA, 1.4828% 12/20/60 (c)(i)		3,084	3,084
Series 2011-H07 Class FA, 1.4928% 2/20/61 (c)(i)		6,045	6,046
Series 2011-H12 Class FA, 1.4828% 2/20/61 (c)(i)		7,348	7,346
Series 2011-H13 Class FA, 1.4828% 4/20/61 (c)(i)		2,604	2,604
Series 2011-H14:
Class FB, 1.4828% 5/20/61 (c)(i)		3,035	3,030
Class FC, 1.4828% 5/20/61 (c)(i)		2,794	2,791
Series 2011-H17 Class FA, 1.5228% 6/20/61 (c)(i)		3,690	3,694
Series 2011-H21 Class FA, 1.5828% 10/20/61 (c)(i)		4,071	4,083
Series 2012-H01 Class FA, 1.6828% 11/20/61 (c)(i)		3,513	3,532
Series 2012-H03 Class FA, 1.6828% 1/20/62 (c)(i)		2,257	2,269
Series 2012-H06 Class FA, 1.6128% 1/20/62 (c)(i)		3,404	3,415
Series 2012-H07 Class FA, 1.6128% 3/20/62 (c)(i)		2,167	2,176
Series 2012-H21 Class DF, 1.6328% 5/20/61 (c)(i)		1,659	1,663
Series 2013-H19:
Class FC, 1.5828% 8/20/63 (c)(i)		521	522
Class FD, 1.5828% 8/20/63 (c)(i)		1,374	1,378
Series 2015-H13 Class FL, 1.2728% 5/20/63 (c)(i)		6,678	6,676
Series 2015-H19 Class FA, 1.1928% 4/20/63 (c)(i)		6,632	6,625
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (j)		1,051	130
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,325
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		1,819	1,812
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		2,442	2,467
Series 2016-H02 Class FM, 1.4928% 9/20/62 (c)(i)		7,557	7,560
Series 2016-H04 Class FE, 1.6428% 11/20/65 (c)(i)		2,134	2,142
Series 2010-169 Class Z, 4.5% 12/20/40		2,484	2,689
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		7,800	8,114
Series 2010-H17 Class XP, 5.2984% 7/20/60 (c)(i)		9,597	9,938
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		7,737	8,022
Series 2012-64 Class KI, 3.5% 11/20/36 (j)		727	55
Series 2013-124:
Class ES, 7.0504% 4/20/39 (c)(k)		3,304	3,478
Class ST, 7.1837% 8/20/39 (c)(k)		7,301	7,853
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)		10,774	10,736
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		8,570	8,643
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		24,450	24,637
Class JA, 2.5% 6/20/65 (i)		2,244	2,262
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		17,944	17,814
Series 2016-H13 Class FB, 0.9866% 5/20/66 (c)(i)		9,005	9,064
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(i)		9,867	9,883
Series 2090-118 Class XZ, 5% 12/20/39		5,526	6,289
TOTAL U.S. GOVERNMENT AGENCY
(Cost $294,165)			293,743

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,642
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		10,365	10,935
Series K034 Class A1, 2.669% 2/25/23		7,458	7,576
Series K710 Class A2, 1.883% 5/25/19		3,065	3,076
Series K713 Class A2, 2.313% 3/25/20		1,871	1,891
Series K717 Class A2, 2.991% 9/25/21		1,559	1,612
Series K504 Class A2, 2.566% 9/25/20		3,177	3,236
Series K704 Class A2, 2.412% 8/25/18		2,234	2,249
Series K705 Class A2, 2.303% 9/25/18		9,000	9,067
Series K706 Class A2, 2.323% 10/25/18		10,111	10,191
Series K724 Class A1, 2.776% 3/25/23		6,132	6,288
Series K726 Class A1, 2.596% 8/25/23		2,354	2,393
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1.3494% 2/25/20 (c)		16,725	16,769
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $77,769)			77,925

Foreign Government and Government Agency Obligations - 19.7%
Arab Republic 5.875% 6/11/25 (b)		1,298	1,269
Arab Republic of Egypt:
5.875% 6/11/25		2,425	2,370
6.125% 1/31/22 (b)		6,810	6,956
7.5% 1/31/27 (b)		1,335	1,418
8.5% 1/31/47 (b)		6,005	6,473
Argentine Republic:
5.625% 1/26/22		4,930	5,048
6.875% 4/22/21		24,910	26,654
7.125% 6/28/2117 (b)		2,975	2,700
22.8075% 10/9/17 (c)	ARS	38,995	2,340
Australian Commonwealth:
1.75% 11/21/20	AUD	52,125	39,721
3% 3/21/47	AUD	9,450	6,608
4.25% 4/21/26	AUD	20,950	18,225
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		500,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Barbados Government:
7% 8/4/22 (b)		1,920	1,651
7.25% 12/15/21 (b)		220	191
Belarus Republic:
6.875% 2/28/23 (b)		3,760	3,839
7.625% 6/29/27 (b)		2,100	2,143
8.95% 1/26/18		14,600	14,973
Brazilian Federative Republic:
5.625% 1/7/41		5,105	4,914
7.125% 1/20/37		10,315	11,785
8.25% 1/20/34		13,920	17,400
10% 1/1/21	BRL	9,855	2,979
Buenos Aires Province:
6.5% 2/15/23 (b)		3,590	3,665
9.95% 6/9/21 (b)		5,835	6,661
10.875% 1/26/21 (b)		1,750	1,996
10.875% 1/26/21 (Reg. S)		14,996	17,103
Buoni del Tesoro Poliennali:
1.35% 4/15/22	EUR	13,300	15,536
2.05% 8/1/27	EUR	25,900	29,206
2.2% 6/1/27	EUR	39,850	45,764
2.7% 3/1/47 (b)	EUR	7,400	7,538
3.45% 3/1/48(b)	EUR	11,500	13,368
4.5% 3/1/24	EUR	17,225	23,434
Canadian Government:
0.5% 2/1/19	CAD	68,700	52,496
1% 6/1/27	CAD	22,500	16,149
3.5% 12/1/45	CAD	15,200	15,030
Central Bank of Nigeria warrants 11/15/20 (l)		6,250	347
City of Buenos Aires 8.95% 2/19/21 (b)		2,425	2,698
Colombian Republic:
7.375% 9/18/37		2,275	2,926
10.375% 1/28/33		4,065	6,250
Costa Rican Republic 7% 4/4/44 (b)		2,510	2,610
Croatia Republic:
5.5% 4/4/23 (b)		1,350	1,476
6% 1/26/24 (b)		1,100	1,232
6.375% 3/24/21 (b)		1,120	1,243
Danish Kingdom 1.75% 11/15/25	DKK	84,500	14,445
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		695	694
6.25% 10/4/20 (b)		1,180	1,245
6.25% 7/27/21 (b)		1,190	1,260
Dominican Republic:
2.25% 8/30/24 (c)		12,693	12,291
5.95% 1/25/27 (b)		3,375	3,527
6.85% 1/27/45 (b)		1,755	1,869
6.875% 1/29/26 (b)		2,315	2,584
7.45% 4/30/44 (b)		3,390	3,865
7.5% 5/6/21 (b)		565	624
Ecuador Republic:
9.65% 12/13/26 (b)		1,250	1,248
10.5% 3/24/20 (b)		900	945
El Salvador Republic 8.625% 2/28/29 (b)		1,220	1,269
French Government:
OAT 3.25% 5/25/45	EUR	8,425	12,779
0% 2/25/20	EUR	96,650	111,497
1% 5/25/27	EUR	9,550	11,092
2% 5/25/48 (b)	EUR	2,000	2,362
German Federal Republic:
0% 3/15/19	EUR	5,650	6,518
0% 10/8/21	EUR	141,250	163,401
0.25% 2/15/27	EUR	9,500	10,622
1% 8/15/25(Reg. S)	EUR	27,050	32,805
2.5% 8/15/46	EUR	4,875	7,262
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,718
Indonesian Republic:
6.625% 2/17/37 (b)		995	1,232
7.75% 1/17/38 (b)		4,875	6,726
8.375% 3/15/24	IDR	78,334,000	6,381
8.5% 10/12/35 (Reg. S)		5,370	7,730
Irish Republic:
1% 5/15/26(Reg. S)	EUR	10,700	12,344
2% 2/18/45 (Reg.S)	EUR	6,329	7,334
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,745	6,058
8.25% 4/15/24 (b)		1,150	1,305
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	34,197
5.5% 12/4/23		12,385	14,720
Ivory Coast 6.125% 6/15/33 (b)		1,320	1,267
Japan Government:
0.1% 12/20/20	JPY	7,410,550	66,294
0.1% 6/20/26	JPY	5,550,000	49,547
0.4% 3/20/56	JPY	2,250,000	16,218
0.9% 6/20/22	JPY	5,732,800	53,389
1.9% 9/20/30	JPY	4,533,000	49,018
Jordanian Kingdom:
2.503% 10/30/20		25,601	26,197
3% 6/30/25		8,712	9,111
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,773
Lebanese Republic:
4% 12/31/17		3,190	3,176
5% 10/12/17		4,420	4,420
5.15% 6/12/18		5,090	5,108
5.15% 11/12/18		2,100	2,111
5.45% 11/28/19		1,330	1,334
6% 5/20/19		3,575	3,618
Mongolian People's Republic 8.75% 3/9/24 (b)		3,940	4,313
New Zealand Government 6% 5/15/21	NZD	8,000	6,638
Panamanian Republic 9.375% 4/1/29		825	1,217
Peruvian Republic:
4% 3/7/27 (m)		5,671	5,560
6.35% 8/12/28 (b)	PEN	13,580	4,445
8.2% 8/12/26 (Reg. S)	PEN	23,540	8,682
Province of Santa Fe 7% 3/23/23 (b)		6,105	6,363
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,915	8,318
7.45% 9/1/24 (b)		4,235	4,397
12.375% 8/17/17 (b)		3,120	3,141
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,605	2,682
Republic of Armenia:
6% 9/30/20 (b)		4,396	4,606
7.15% 3/26/25 (b)		2,730	2,985
Republic of Iraq 5.8% 1/15/28 (Reg. S)		10,395	9,222
Republic of Kenya 6.875% 6/24/24 (b)		1,750	1,789
Republic of Nigeria 6.75% 1/28/21 (b)		590	625
Republic of Senegal 6.25% 5/23/33 (b)		1,755	1,781
Republic of Serbia:
4.875% 2/25/20 (b)		725	755
6.75% 11/1/24 (b)		3,950	4,029
7.25% 9/28/21 (b)		1,350	1,559
Republic of Singapore 3.25% 9/1/20	SGD	32,500	24,975
Russian Federation:
5.25% 6/23/47 (b)		3,600	3,625
5.625% 4/4/42 (b)		2,600	2,815
5.875% 9/16/43 (b)		1,260	1,411
12.75% 6/24/28 (Reg. S)		12,360	21,585
Rwanda Rep 6.625% 5/2/23 (b)		2,190	2,253
Spanish Kingdom:
1.45% 10/31/27	EUR	12,000	13,479
2.75% 10/31/24 (Reg. S)	EUR	1,475	1,891
2.9% 10/31/46(Reg. S) (b)	EUR	10,850	12,520
Sultanate of Oman 6.5% 3/8/47 (b)		1,740	1,776
Sweden Kingdom 3.5% 6/1/22	SEK	145,350	20,215
Switzerland Confederation 3% 1/8/18	CHF	25,100	26,690
Turkish Republic:
5.125% 3/25/22		3,495	3,627
5.625% 3/30/21		3,665	3,885
6% 3/25/27		2,225	2,369
6.25% 9/26/22		7,180	7,801
6.75% 5/30/40		1,220	1,359
6.875% 3/17/36		3,090	3,474
7% 6/5/20		2,690	2,941
7.25% 3/5/38		2,455	2,877
7.375% 2/5/25		3,805	4,406
8% 2/14/34		1,925	2,386
9.4% 7/8/20	TRY	11,505	3,182
11.875% 1/15/30		3,070	4,874
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		2,155	2,222
Ukraine Government:
1.471% 9/29/21		3,400	3,332
7.75% 9/1/21 (b)		12,504	12,700
7.75% 9/1/22 (b)		15,839	15,918
7.75% 9/1/23 (b)		1,589	1,573
United Kingdom, Great Britain and Northern Ireland:
0.5% 7/22/22	GBP	20,000	25,842
1.25% 7/22/27	GBP	36,700	47,426
1.75% 7/22/19 (Reg.S)	GBP	28,750	38,519
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	16,300	26,797
United Mexican States 6.5% 6/10/21	MXN	99,320	5,451
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,360	3,210
9.875% 6/20/22 (b)	UYU	41,580	1,492
Venezuelan Republic:
oil recovery warrants 4/15/20 (l)(n)		97,601	390
9.25% 9/15/27		9,555	4,730
11.95% 8/5/31 (Reg. S)		4,715	2,381
12.75% 8/23/22		1,950	1,048
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		530	468
4% 3/12/28 (m)		13,528	13,494
4.8% 11/19/24 (b)		590	620
6.75% 1/29/20 (b)		1,770	1,930
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,668,619)			1,715,981

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $1,675)	INR	108,300	1,700
		Shares	Value (000s)

Common Stocks - 4.9%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.4%
Adient PLC		71,100	4,649
Chassix Holdings, Inc. (n)		302,830	9,942
Chassix Holdings, Inc. warrants 7/29/20 (n)		16,209	139
Delphi Automotive PLC		58,300	5,110
Exide Technologies (n)		3,795	0
Exide Technologies (n)		12,652	0
Lear Corp.		41,700	5,925
Tenneco, Inc.		117,300	6,783
			32,548
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (n)(o)		32,078	60
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. unit		664,300	12,861
Melco Crown Entertainment Ltd. sponsored ADR		205,200	4,607
MGM Mirage, Inc.		111,800	3,498
Red Rock Resorts, Inc.		868,644	20,457
			41,423
Household Durables - 0.2%
CalAtlantic Group, Inc.		155,500	5,497
Newell Brands, Inc.		74,045	3,970
Taylor Morrison Home Corp. (n)		296,100	7,109
			16,576
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.		34,900	5,198
Media - 0.5%
Cinemark Holdings, Inc.		156,300	6,072
DISH Network Corp. Class A (n)		57,300	3,596
Liberty Global PLC Class A (n)		293,800	9,437
Naspers Ltd. Class N		73,600	14,494
Sinclair Broadcast Group, Inc. Class A		253,300	8,334
			41,933

TOTAL CONSUMER DISCRETIONARY			137,738

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (n)(o)		1,446,490	0
Food Products - 0.0%
Reddy Ice Holdings, Inc. (n)		142,776	43

TOTAL CONSUMER STAPLES			43

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (n)		70,406	1,197
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (n)		44,026	964
Class B		10,647	233
Crestwood Equity Partners LP		60,500	1,422
Goodrich Petroleum Corp.		48,395	590
Pacific Exploration and Production Corp.		168,535	4,451
			7,660

TOTAL ENERGY			8,857

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (n)		3,883,237	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (n)		206,600	5,080

TOTAL FINANCIALS			5,080

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.1%
Envision Healthcare Corp. (n)		108,700	6,812
HCA Holdings, Inc. (n)		75,400	6,575
Rotech Healthcare, Inc. (n)		68,276	76
			13,463
Pharmaceuticals - 0.2%
Allergan PLC		58,800	14,294

TOTAL HEALTH CARE			27,757

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (n)		806,200	10,805
Delta Air Lines, Inc.		78,000	4,192
			14,997
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (n)(o)		9,383,257	563
Marine - 0.0%
U.S. Shipping Partners Corp. (n)		12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (n)		112,939	0
			0
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		123,200	4,603
HD Supply Holdings, Inc. (n)		281,900	8,635
Penhall Acquisition Co.:
Class A (n)		6,088	488
Class B (n)		2,029	163
United Rentals, Inc. (n)		99,442	11,208
			25,097
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (o)		213,632	1,470

TOTAL INDUSTRIALS			42,127

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (n)		115,000	4,373
Electronic Equipment & Components - 0.1%
CDW Corp.		79,800	4,990
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (n)		140,000	19,726
Alphabet, Inc. Class A (n)		19,300	17,943
Facebook, Inc. Class A (n)		125,400	18,933
			56,602
IT Services - 0.4%
First Data Corp. Class A (n)		359,700	6,547
Global Payments, Inc.		61,200	5,528
MasterCard, Inc. Class A		64,900	7,882
PayPal Holdings, Inc. (n)		140,000	7,514
Visa, Inc. Class A		37,300	3,498
			30,969
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		58,100	13,540
Cypress Semiconductor Corp.		5,171	71
MagnaChip Semiconductor Corp. (n)(p)		49,030	480
Microsemi Corp. (n)		157,800	7,385
ON Semiconductor Corp. (n)		290,900	4,084
Qorvo, Inc. (n)		146,227	9,259
Qualcomm, Inc.		123,600	6,825
Skyworks Solutions, Inc.		141,800	13,606
			55,250
Software - 0.2%
Adobe Systems, Inc. (n)		49,200	6,959
Electronic Arts, Inc. (n)		69,700	7,369
Nuance Communications, Inc. (n)		184,800	3,217
			17,545

TOTAL INFORMATION TECHNOLOGY			169,729

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		41,300	3,485
Containers & Packaging - 0.0%
Berry Global Group, Inc. (n)		68,600	3,911
Metals & Mining - 0.1%
Aleris Corp. (n)		38,307	223
Freeport-McMoRan, Inc. (n)		348,000	4,179
Mirabela Nickel Ltd. (n)		2,473,165	0
			4,402

TOTAL MATERIALS			11,798

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Altice U.S.A., Inc. Class A		146,000	4,716
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (n)		272,900	16,543

TOTAL TELECOMMUNICATION SERVICES			21,259

UTILITIES - 0.1%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	332
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.		464,200	5,157

TOTAL UTILITIES			5,489

TOTAL COMMON STOCKS
(Cost $371,861)			429,877

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (n)		57,438	534
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		8,700	7,526

TOTAL CONVERTIBLE PREFERRED STOCKS			8,060

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (o)		94,947,700	949
TOTAL PREFERRED STOCKS
(Cost $12,495)			9,009
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,382	3,382
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (c)		4,810	4,831
Media - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	29	11

TOTAL CONSUMER DISCRETIONARY			8,224

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (c)		671	671
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (c)		8,381	5,331
			6,002
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		3,109	3,109
California Resources Corp. Tranche 1LN, term loan 11.5339% 12/31/21 (c)		14,895	15,714
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (c)		5,265	5,562
			24,385

TOTAL ENERGY			30,387

FINANCIALS - 0.0%
Consumer Finance - 0.0%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5759% 7/20/20 (c)		3,242	3,272
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Bcp Raptor LLC Tranche B, term loan 5.4656% 6/22/24 (c)		2,785	2,750
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 8.4375% 2/1/25 (c)		120	117
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (c)		385	392
Tranche B 1LN, term loan 4.7364% 6/13/24 (c)		1,780	1,779
Kronos, Inc. term loan 9.4196% 11/1/24 (c)		7,095	7,358
Landesk Group, Inc. term loan:
5.48% 1/20/24 (c)		1,072	1,065
10.23% 1/20/25 (c)		3,390	3,384
			13,978
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (c)		544	543
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (e)		2,104	722
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (c)		8,030	7,830
			8,552

TOTAL MATERIALS			9,095

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche B, term loan 6/23/18 (q)		11,245	11,273
TOTAL BANK LOAN OBLIGATIONS
(Cost $78,641)			79,096

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 2.1875% 12/14/19 (c)		1,939	1,919
Goldman Sachs 2.1875% 12/14/19 (c)		1,776	1,759
Mizuho 2.1875% 12/14/19 (c)		1,269	1,256
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $4,754)			4,934
		Shares	Value (000s)

Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (r)
(Cost $493,996)		4,670,412	482,500
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.4%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)		8,065	8,173
FINANCIALS - 3.2%
Banks - 2.9%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		4,225	4,511
Banco Do Brasil SA 9% (b)(c)(f)		4,160	4,225
Bank of America Corp.:
5.125% (c)(f)		10,690	10,938
5.2% (c)(f)		23,520	23,854
6.25% (c)(f)		7,170	7,941
Barclays Bank PLC 7.625% 11/21/22		8,780	10,117
Citigroup, Inc.:
5.8% (c)(f)		8,960	9,407
5.9% (c)(f)		13,975	15,267
5.95% (c)(f)		25,260	27,501
6.25% (c)(f)		6,405	7,256
6.3% (c)(f)		2,145	2,302
JPMorgan Chase & Co.:
5% (c)(f)		12,930	13,544
5.3% (c)(f)		6,510	6,836
6% (c)(f)		28,270	31,146
6.125% (c)(f)		5,990	6,539
6.75% (c)(f)		3,295	3,836
Royal Bank of Scotland Group PLC 8.625% (c)(f)		13,440	14,654
Wells Fargo & Co.:
5.875% (c)(f)		19,480	21,516
5.9% (c)(f)		24,365	26,158
			247,548
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.375% (c)(f)		11,780	12,468
5.7% (c)(f)		13,704	14,373
			26,841
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		3,075	3,139
8.625% (Reg. S) (f)		380	388
			3,527

TOTAL FINANCIALS			277,916

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		16,385	7,481
7.5% (Reg. S) (f)		250	114
			7,595
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		5,650	3,489
TOTAL PREFERRED SECURITIES
(Cost $287,349)			297,173
		Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.10% (s)		367,910,670	367,984
Fidelity Securities Lending Cash Central Fund 1.09% (s)(t)		264,987	265
TOTAL MONEY MARKET FUNDS
(Cost $368,226)			368,249
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $8,491,368)			8,738,804
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(38,385)
NET ASSETS - 100%			$8,700,419

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
166 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	20,838	$(50)
271 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	58,566	(89)
203 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	33,673	510
TOTAL FUTURES CONTRACTS			$371

The face value of futures purchased as a percentage of Net Assets is 1.3%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Sep. 2019	USD 25,000	1.75%	3-month LIBOR	$(28)	$0	$(28)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

UYU – Uruguay peso

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,947,420,000 or 22.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,343,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $208,000.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (n) Non-income producing

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,043,000 or 0.0% of net assets.

 (p) Security or a portion of the security is on loan at period end.

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (t) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Ovation Acquisition I LLC	12/23/15	$14
Tricer Holdco SCA	12/19/16	$5,239
Tricer Holdco SCA	12/19/16	$3,385
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,887

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$868
Fidelity Floating Rate Central Fund	13,573
Fidelity Securities Lending Cash Central Fund	1
Total	$14,442

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$590,803	$1,649	$109,143	$482,500	32.2%
Total	$590,803	$1,649	$109,143	$482,500

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$137,738	$113,103	$14,554	$10,081
Consumer Staples	577	--	--	577
Energy	8,857	8,857	--	--
Financials	5,080	5,080	--	--
Health Care	35,283	27,681	7,526	76
Industrials	43,076	39,443	--	3,633
Information Technology	169,729	169,729	--	--
Materials	11,798	11,575	--	223
Telecommunication Services	21,259	21,259	--	--
Utilities	5,489	5,489	--	--
Corporate Bonds	3,303,344	--	3,296,376	6,968
U.S. Government and Government Agency Obligations	1,555,752	--	1,555,752	--
U.S. Government Agency - Mortgage Securities	92,490	--	92,490	--
Asset-Backed Securities	27,031	--	27,031	--
Collateralized Mortgage Obligations	293,743	--	293,743	--
Commercial Mortgage Securities	77,925	--	77,925	--
Foreign Government and Government Agency Obligations	1,715,981	--	1,696,069	19,912
Supranational Obligations	1,700	--	1,700	--
Bank Loan Obligations	79,096	--	75,032	4,064
Sovereign Loan Participations	4,934	--	--	4,934
Fixed-Income Funds	482,500	482,500	--	--
Preferred Securities	297,173	--	297,173	--
Money Market Funds	368,249	368,249	--	--
Total Investments in Securities:	$8,738,804	$1,252,965	$7,435,371	$50,468
Derivative Instruments:
Assets
Futures Contracts	$510	$510	$--	$--
Total Assets	$510	$510	$--	$--
Liabilities
Futures Contracts	$(139)	$(139)	$--	$--
Swaps	(28)	--	(28)	--
Total Liabilities	$(167)	$(139)	$(28)	$--
Total Derivative Instruments:	$343	$371	$(28)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$510	$(139)
Swaps(b)	0	(28)
Total Value of Derivatives	$510	$(167)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	63.6%
Luxembourg	3.0%
France	2.9%
Japan	2.8%
Germany	2.7%
United Kingdom	2.7%
Canada	2.6%
Netherlands	2.0%
Argentina	1.9%
Italy	1.6%
Mexico	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	12.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2017
Assets
Investment in securities, at value (including securities loaned of $260) — See accompanying schedule: Unaffiliated issuers (cost $7,629,146)	$7,888,055
Fidelity Central Funds (cost $862,222)	850,749
Total Investments (cost $8,491,368)		$8,738,804
Foreign currency held at value (cost $15)		15
Receivable for investments sold		113,052
Receivable for fund shares sold		10,702
Dividends receivable		236
Interest receivable		76,732
Distributions receivable from Fidelity Central Funds		2,213
Other receivables		641
Total assets		8,942,395
Liabilities
Payable to custodian bank	$2
Payable for investments purchased
Regular delivery	170,953
Delayed delivery	48,373
Payable for fund shares redeemed	13,923
Distributions payable	1,140
Accrued management fee	4,016
Distribution and service plan fees payable	1,717
Payable for daily variation margin for derivative instruments	224
Other affiliated payables	1,209
Other payables and accrued expenses	154
Collateral on securities loaned	265
Total liabilities		241,976
Net Assets		$8,700,419
Net Assets consist of:
Paid in capital		$8,359,180
Undistributed net investment income		40,058
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,269
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		247,912
Net Assets		$8,700,419
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,967,205 ÷ 160,541 shares)		$12.25
Maximum offering price per share (100/96.00 of $12.25)		$12.76
Class M:
Net Asset Value and redemption price per share ($875,340 ÷ 71,473 shares)		$12.25
Maximum offering price per share (100/96.00 of $12.25)		$12.76
Class C:
Net Asset Value and offering price per share ($1,336,565 ÷ 109,356 shares)(a)		$12.22
Class I:
Net Asset Value, offering price and redemption price per share ($4,521,309 ÷ 364,030 shares)		$12.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017
Investment Income
Dividends		$11,295
Interest (including $38 from security lending)		158,794
Income from Fidelity Central Funds		14,442
Total income		184,531
Expenses
Management fee	$23,554
Transfer agent fees	6,481
Distribution and service plan fees	10,925
Accounting and security lending fees	754
Custodian fees and expenses	127
Independent trustees' fees and expenses	16
Registration fees	143
Audit	127
Legal	(50)
Miscellaneous	42
Total expenses before reductions	42,119
Expense reductions	(42)	42,077
Net investment income (loss)		142,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,856
Fidelity Central Funds	16,375
Foreign currency transactions	(56)
Futures contracts	1,228
Swaps	(84)
Total net realized gain (loss)		73,319
Change in net unrealized appreciation (depreciation) on: Investment securities	165,141
Assets and liabilities in foreign currencies	513
Futures contracts	822
Swaps	106
Total change in net unrealized appreciation (depreciation)		166,582
Net gain (loss)		239,901
Net increase (decrease) in net assets resulting from operations		$382,355

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,454	$300,896
Net realized gain (loss)	73,319	7,311
Change in net unrealized appreciation (depreciation)	166,582	366,805
Net increase (decrease) in net assets resulting from operations	382,355	675,012
Distributions to shareholders from net investment income	(125,635)	(269,601)
Share transactions - net increase (decrease)	175,829	(553,605)
Total increase (decrease) in net assets	432,549	(148,194)
Net Assets
Beginning of period	8,267,870	8,416,064
End of period	$8,700,419	$8,267,870
Other Information
Undistributed net investment income end of period	$40,058	$23,239

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class A

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.32	$11.92	$12.10	$12.69	$12.07
Income from Investment Operations
Net investment income (loss)A	.207	.428	.420	.422	.449	.479
Net realized and unrealized gain (loss)	.344	.516	(.629)	.005	(.441)	.776
Total from investment operations	.551	.944	(.209)	.427	.008	1.255
Distributions from net investment income	(.181)	(.384)	(.307)	(.419)	(.431)	(.442)
Distributions from net realized gain	–	–	(.007)	(.188)	(.167)	(.193)
Tax return of capital	–	–	(.077)	–	–	–
Total distributions	(.181)	(.384)	(.391)	(.607)	(.598)	(.635)
Net asset value, end of period	$12.25	$11.88	$11.32	$11.92	$12.10	$12.69
Total ReturnB,C,D	4.66%	8.42%	(1.84)%	3.52%	.08%	10.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.01%	1.00%	.99%	.98%	.98%
Expenses net of fee waivers, if any	1.00%G	1.01%	1.00%	.99%	.98%	.98%
Expenses net of all reductions	1.00%G	1.01%	1.00%	.99%	.98%	.98%
Net investment income (loss)	3.41%G	3.64%	3.55%	3.42%	3.61%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$1,967	$3,098	$3,274	$3,794	$4,205	$5,582
Portfolio turnover rateH	128%G	76%	88%	121%	135%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class M

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.31	$11.92	$12.10	$12.68	$12.07
Income from Investment Operations
Net investment income (loss)A	.206	.428	.420	.422	.449	.479
Net realized and unrealized gain (loss)	.345	.526	(.639)	.006	(.431)	.766
Total from investment operations	.551	.954	(.219)	.428	.018	1.245
Distributions from net investment income	(.181)	(.384)	(.307)	(.420)	(.431)	(.442)
Distributions from net realized gain	–	–	(.007)	(.188)	(.167)	(.193)
Tax return of capital	–	–	(.077)	–	–	–
Total distributions	(.181)	(.384)	(.391)	(.608)	(.598)	(.635)
Net asset value, end of period	$12.25	$11.88	$11.31	$11.92	$12.10	$12.68
Total ReturnB,C,D	4.66%	8.52%	(1.93)%	3.52%	.17%	10.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.01%	1.00%	.99%	.98%	.98%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	.99%	.98%	.98%
Expenses net of all reductions	1.00%G	1.00%	1.00%	.99%	.98%	.98%
Net investment income (loss)	3.42%G	3.64%	3.55%	3.42%	3.61%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$875	$967	$1,008	$1,179	$1,265	$1,554
Portfolio turnover rateH	128%G	76%	88%	121%	135%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class C

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$11.29	$11.89	$12.07	$12.66	$12.05
Income from Investment Operations
Net investment income (loss)A	.160	.339	.331	.329	.355	.384
Net realized and unrealized gain (loss)	.346	.516	(.629)	.007	(.440)	.767
Total from investment operations	.506	.855	(.298)	.336	(.085)	1.151
Distributions from net investment income	(.136)	(.295)	(.236)	(.328)	(.338)	(.348)
Distributions from net realized gain	–	–	(.007)	(.188)	(.167)	(.193)
Tax return of capital	–	–	(.059)	–	–	–
Total distributions	(.136)	(.295)	(.302)	(.516)	(.505)	(.541)
Net asset value, end of period	$12.22	$11.85	$11.29	$11.89	$12.07	$12.66
Total ReturnB,C,D	4.28%	7.63%	(2.59)%	2.76%	(.66)%	9.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%G	1.75%	1.75%	1.73%	1.73%	1.73%
Expenses net of fee waivers, if any	1.75%G	1.75%	1.75%	1.73%	1.73%	1.73%
Expenses net of all reductions	1.75%G	1.75%	1.75%	1.73%	1.73%	1.73%
Net investment income (loss)	2.66%G	2.90%	2.80%	2.67%	2.86%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$1,337	$1,376	$1,429	$1,664	$1,767	$2,238
Portfolio turnover rateH	128%G	76%	88%	121%	135%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class I

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$11.47	$12.09	$12.26	$12.84	$12.21
Income from Investment Operations
Net investment income (loss)A	.221	.463	.452	.455	.484	.514
Net realized and unrealized gain (loss)	.348	.535	(.650)	.012	(.437)	.779
Total from investment operations	.569	.998	(.198)	.467	.047	1.293
Distributions from net investment income	(.199)	(.418)	(.332)	(.449)	(.460)	(.470)
Distributions from net realized gain	–	–	(.007)	(.188)	(.167)	(.193)
Tax return of capital	–	–	(.083)	–	–	–
Total distributions	(.199)	(.418)	(.422)	(.637)	(.627)	(.663)
Net asset value, end of period	$12.42	$12.05	$11.47	$12.09	$12.26	$12.84
Total ReturnB,C	4.75%	8.80%	(1.73)%	3.80%	.39%	10.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%F	.76%	.78%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.74%F	.76%	.78%	.76%	.75%	.75%
Expenses net of all reductions	.74%F	.76%	.78%	.76%	.75%	.75%
Net investment income (loss)	3.67%F	3.89%	3.77%	3.65%	3.84%	4.07%
Supplemental Data
Net assets, end of period (in millions)	$4,521	$2,827	$2,640	$2,682	$2,179	$2,759
Portfolio turnover rateG	128%F	76%	88%	121%	135%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	0.05%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures contracts and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$472,068
Gross unrealized depreciation	(185,353)
Net unrealized appreciation (depreciation) on securities	$286,715
Tax cost	$8,452,089

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,036)

At the prior fiscal period end, the Fund was required to defer approximately $288 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$1,228	$822
Swaps	(84)	106
Totals	$1,144	$928

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,465,005 and $3,687,080, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,972	$42
Class M	-%	.25%	1,140	14
Class C	.75%	.25%	6,813	486
			$10,925	$542

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$74
Class M	19
Class C(a)	85
$178

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,872.16
Class M	700.15
Class C	1,026.15
Class I	2,883.15
	$6,481

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $72. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $38. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1, including an amount of less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$35,821	$105,285
Class M	13,670	32,421
Class B	–	693
Class C	15,308	35,849
Class I	60,836	95,353
Total	$125,635	$269,601

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	16,772	45,966	$202,864	$539,975
Reinvestment of distributions	2,851	8,576	34,586	100,874
Shares redeemed	(119,782)	(83,137)	(1,449,144)	(974,275)
Net increase (decrease)	(100,159)	(28,595)	$(1,211,694)	$(333,426)
Class M
Shares sold	4,827	10,145	$58,396	$119,353
Reinvestment of distributions	1,090	2,634	13,233	30,978
Shares redeemed	(15,858)	(20,492)	(191,831)	(239,762)
Net increase (decrease)	(9,941)	(7,713)	$(120,202)	$(89,431)
Class B
Shares sold	–	64	$–	$739
Reinvestment of distributions	–	47	–	542
Shares redeemed	–	(5,773)	–	(67,637)
Net increase (decrease)	–	(5,662)	$–	$(66,356)
Class C
Shares sold	6,012	13,190	$72,661	$154,715
Reinvestment of distributions	1,145	2,669	13,869	31,318
Shares redeemed	(13,881)	(26,365)	(167,785)	(308,384)
Net increase (decrease)	(6,724)	(10,506)	$(81,255)	$(122,351)
Class I
Shares sold	168,838	81,336	$2,073,454	$970,701
Reinvestment of distributions	4,576	7,280	56,390	86,872
Shares redeemed	(44,052)	(84,104)	(540,864)	(999,614)
Net increase (decrease)	129,362	4,512	$1,588,980	$57,959

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. A decision is pending in a trial intended to help determine the value of any remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $24,325 received in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of June 30, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2017 and for the year ended December 31, 2016, and the financial highlights for the six months ended June 30, 2017 and for each of the five years in the period ended December 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of June 30, 2017, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2017 and for the year ended December 31, 2016, and the financial highlights for the six months ended June 30, 2017 and for each of the five years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 18, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	1.00%
Actual		$1,000.00	$1,046.60	$5.07
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class M	1.00%
Actual		$1,000.00	$1,046.60	$5.07
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$1,042.80	$8.86
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Class I	.74%
Actual		$1,000.00	$1,047.50	$3.76
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .05%.

 C 5% return per year before expenses

SI-SANN-0817
1.705747.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017